Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

8. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost

Balance as of January 1, 2021	$31,584	$11,234	$-	$527,285	$570,103
Additions	20,233	12,121	-	-	32,354
Effects of currency translation	(3,063)	(1,279)	-	(38,142)	(42,484)
Balance as of December 31, 2021	$48,754	$22,076	$-	$489,143	$559,973
Additions	17,936	336,127	92,352	563,885	1,010,300
Effects of currency translation	(2,464)	4,767	1,656	(17,828)	(13,869)
Balance at December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Check:
Accumulated amortization
Balance as of January 1, 2021	$3,983	$2,340	$-	$107,245	$113,568
Depreciation	6,135	5,487	-	51,734	63,356
Effects of currency translation	(524)	(380)	-	(9,749)	(10,653)
Balance as of December 31, 2021	$9,594	$7,447	$-	$149,230	$166,271
Depreciation	11,456	69,569	21,720	115,281	218,026
Effects of currency translation	(343)	822	389	(6,456)	(5,588)
Balance at December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709

As of December 31, 2022 and 2021, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is depreciated on a straight-line basis over the life of the leases, which at December 31, 2020, had an average expected life of 8 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an incremental borrowing rate of 10% per annum as of January 1, 2020 and January 1, 2021.

Total
Balance as of January 1, 2021	$495,051
Additions	32,955
Interest expenses	47,102
Lease payments	(97,429)
Effects of currency translation	(34,837)
As of December 31, 2021	$442,842
Additions	1,010,299
Interest expenses	94,376
Lease payments	(292,320)
Effects of currency translation	(10,727)
As of December 31, 2022	$1,244,470

	December 31,	December 31,
Lease liabilities	2022	2021
Current portion	$285,354	$55,076
Long-term portion	959,116	387,766
Total lease liabilities	$1,244,470	$442,842

At December 31, 2022, the Company is committed to minimum lease payments as follows:

Maturity analysis	December 31, 2022
Less than one year	$338,754
One to two years	373,137
Two to three years	279,031
Three to four years	218,632
Four to five years	114,611
More than five years	174,941
Total undiscounted lease liabilities	$1,499,106
Amount representing implicit interest	(254,636)
Lease obligations	$1,244,470